Expense Example {- Fidelity Government Money Market Fund} - NF_04.30 Fidelity Government Money Market Fund_Class S Pro-01 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund-Class S
Nov. 26, 2021 USD ($)
Expense Example:
1 year	$ 43
3 years	142
5 years	254
10 years	$ 583